Stock-Based Compensation - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding beginning balance | shares	2,689,935
Number of options, Granted | shares	984,200
Number of options, Exercised | shares	(1,385,310)
Number of options, Cancelled or forfeited | shares	(136,184)
Number of options, Outstanding ending balance | shares	2,152,641
Number of options, Exercisable | shares	484,444
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Outstanding beginning balance | $ / shares	$ 0.59
Weighted-average exercise price, Granted | $ / shares	2.96
Weighted-average exercise price, Exercised | $ / shares	0.59
Weighted-average exercise price, Cancelled or forfeited | $ / shares	0.59
Weighted-average exercise price, Outstanding ending balance | $ / shares	1.67
Weighted-average exercise price, Exercisable | $ / shares	$ 0.59
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual term (years), Outstanding	9 years 1 month 6 days
Weighted-average remaining contractual term (years), Exercisable	8 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, Outstanding beginning balance | $	$ 767
Aggregate intrinsic value, Outstanding ending balance | $	748
Aggregate intrinsic value, Exercisable | $	$ 310